AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS—March 31, 2019 — (unaudited)

Industry Description		Ratings (1)					Principal
	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date (2)	Amount**/ Shares	Value (Note 1)
LOANS (3) (4)-87.8%
Aerospace & Defense-0.6%

TransDigm Group, Inc.	BTL-F	Ba3	B+	5.00	1 ML+2.50%	06/09/2023	$1,126,822	$1,098,652
TransDigm Group, Inc.	BTL-E	Ba3	B+	5.00	1 ML+2.50%	05/30/2025	450,450	437,992

								1,536,644

Auto Components-1.0%

Panther BF Aggregator 2 LP	BTL-B	Ba3	B+	TBD		03/14/2026	EUR 945,000	1,053,429
Panther BF Aggregator 2 LP	BTL-B	Ba3	B+	TBD		03/18/2026	1,415,000	1,399,081

								2,452,510

Building Products-1.1%

NCI Building Systems, Inc.	BTL-B	B2	B+	6.55	3 ML+3.75%	04/12/2025	1,261,557	1,198,479
Wilsonart LLC	BTL-D	B2	B+	5.86	3 ML+3.25%	12/19/2023	1,505,999	1,457,995

								2,656,474

Capital Markets-1.0%

Aretec Group, Inc.	1st Lien	B2	B-	6.75	1 ML+4.25%	10/01/2025	693,262	682,864
NFP Corp.	BTL-B	B2	B	5.50	1 ML+3.00%	01/08/2024	839,388	807,281
Russell Investments U.S. Institutional Holdco, Inc.	BTL-B	Ba2	BB-	5.85	3 ML+3.25%	06/01/2023	1,107,182	1,087,115

								2,577,260

Chemicals-3.1%

Allnex (Lux) & Cy SCA	BTL-B2	B1	B	5.88	3 ML+3.25%	09/13/2023	331,216	327,697
Allnex USA, Inc.	BTL-B3	B1	B	5.88	3 ML+3.25%	09/13/2023	249,545	246,894
Chemours Co.	BTL-B2	Baa3	BBB-	4.25	1 ML+1.75%	04/03/2025	351,996	346,936
CTC AcquiCo GmbH(13)	BTL-B1	B2	B	2.75	3 ME+2.75%	03/07/2025	EUR 400,036	439,274
H.B. Fuller Company	BTL-B	Ba2	BB+	4.49	1 ML+2.00%	10/20/2024	936,438	915,759
LTI Holdings, Inc.	1st Lien	B2	B-	6.00	1 ML+3.50%	09/06/2025	611,925	588,213
LTI Holdings, Inc.	2nd Lien	Caa2	CCC+	9.25	1 ML+6.75%	09/06/2026	265,000	250,425
Messer Industries GmbH	BTL-B1	B1	BB-	5.10	3 ML+2.50%	03/01/2026	815,000	797,681
Messer Industries GmbH	BTL-B2	B1	BB-	TBD		03/01/2026	EUR 220,000	245,243
Minerals Technologies, Inc.	BTL-B1	Ba2	BB+	4.75	1 ML+2.25%	02/14/2024	629,673	628,098
Minerals Technologies, Inc.	BTL-B1	Ba2	BB+	4.86	3 ML+2.25%	02/14/2024	169,368	168,945
Minerals Technologies, Inc.	BTL-B1	Ba2	BB+	6.75	USFRBPLR+1.25%	02/14/2024	37,638	37,544
Platform Specialty Products Corp.	BTL	Ba2	BB	4.75	1 ML+2.25%	01/30/2026	443,888	439,634
Starfruit Finco BV(13)	BTL-B	B1	B+	3.75	3 ME+3.75%	10/01/2025	EUR 165,000	184,539
Starfruit Finco BV	BTL-B	B1	B+	5.74	1 ML+3.25%	10/01/2025	415,000	408,386
Tronox Blocked Borrower LLC	BTL-B	Ba3	BB-	5.50	1 ML+3.00%	09/23/2024	286,223	284,690
Tronox Finance LLC	BTL-B	Ba3	BB-	5.50	1 ML+3.00%	09/23/2024	618,153	614,841
U.S. Coating Acquisition, Inc.	BTL-B2	Ba1	BBB-	4.35	3 ML+1.75%	06/01/2024	455,400	444,755
WR Grace & Co.	BTL-B1	Ba1	BBB-	4.35	3 ML+1.75%	04/03/2025	185,122	182,114
WR Grace & Co.	BTL-B2	Ba1	BBB-	4.35	3 ML+1.75%	04/03/2025	317,353	312,196

								7,863,864

Commercial Services & Supplies-4.9%

ADS Waste Holdings, Inc.	BTL-B3	Ba3	BB+	4.66	1 WL+2.25%	11/10/2023	976,382	969,822
APX Group, Inc.	BTL-B	B1	B-	7.50	1 ML+5.00%	04/01/2024	1,167,747	1,140,013
APX Group, Inc.	BTL-B	B1	B-	9.50	USFRBPLR+4.00%	04/01/2024	1,378	1,345
Blitz F18-675 GmbH(13)	BTL-B2	B1	B+	3.75	3 ME+3.75%	07/31/2025	EUR 1,355,000	1,522,664
Brickman Group, Ltd.	BTL-B	B1	BB-	5.00	1 ML+2.50%	08/15/2025	1,244,107	1,236,331
Clean Harbors, Inc.	BTL-B	Ba1	BBB-	4.25	1 ML+1.75%	06/28/2024	543,303	541,718
Grizzly Acquisition, Inc.	BTL-B	Ba3	BB+	6.05	3 ML+3.25%	10/01/2025	980,075	975,991
KAR Auction Services, Inc.	BTL-B5	Ba2	BB-	5.13	3 ML+2.50%	03/09/2023	431,714	428,116
PSAV Holdings LLC	1st Lien	B2	B-	5.66	1 WL+3.25%	03/01/2025	411,394	399,052
PSAV Holdings LLC	1st Lien	B2	B-	5.74	1 ML+3.25%	03/01/2025	847,040	821,629
PSAV Holdings LLC	1st Lien	B2	B-	5.85-5.88	3 ML+3.25%	03/01/2025	496,099	481,216
PSAV Holdings LLC	2nd Lien	Caa2	CCC	9.99	3 ML+7.25%	09/01/2025	870,000	822,150
Quad Graphics, Inc.	BTL-B	Ba2	BB-	7.50	1 ML+5.00%	01/31/2026	685,000	684,144
USAGM Holdco LLC	BTL	B2	B-	6.75	1 ML+4.25%	07/28/2022	837,900	816,952
Verisure Holding AB(13)	BTL-B	B1	B	3.50	3 ME+3.50%	10/21/2022	EUR 1,290,000	1,438,376

								12,279,519

Communications Equipment-0.2%

Lumentum Holdings	1st Lien	Ba2	BB	5.00	1 ML+2.50%	12/10/2025	578,550	577,104

Construction & Engineering-1.2%

Brand Energy & Infrastructure Services, Inc.	1st Lien	B3	B	6.81-7.01	3 ML+4.25%	06/21/2024	967,326	926,215
Brand Energy & Infrastructure Services, Inc.	1st Lien	B3	B	6.90	2 ML+4.25%	06/21/2024	845,324	809,398
Gopher Sub, Inc.	2nd Lien	Caa2	CCC	9.25	1 ML+6.75%	02/02/2026	190,000	182,400
Hamilton Holdco, LLC	BTL-B	Ba1	BB+	4.61	3 ML+2.00%	07/02/2025	625,275	615,896
Verra Mobility Corporation	BTL-B	B2	B+	6.25	1 ML+3.75%	02/28/2025	460,847	459,552

								2,993,461

Construction Materials-0.9%

Quikrete Holdings, Inc.	1st Lien	B1	BB-	5.25	1 ML+2.75%	11/15/2023	1,403,846	1,364,071
Summit Materials LLC	BTL-B	Ba2	BBB-	4.50	1 ML+2.00%	11/21/2024	898,625	878,406

								2,242,477

Consumer Finance-0.9%

Capital Automotive LP	2nd Lien	B3	CCC+	8.50	1 ML+6.00%	03/24/2025	447,501	444,145
GreenSky Holdings, Inc.	BTL-B	B1	B+	5.75	1 ML+3.25%	03/31/2025	1,732,500	1,719,506

								2,163,651

Containers & Packaging-3.6%
Berlin Packaging LLC	BTL-B	B3	B-	5.49-5.50	1 ML+3.00%	11/07/2025	611,343	591,037

Berry Plastics Holding Corp.	BTL-Q	Ba2	BBB-	4.61	2 ML+2.00%	10/01/2022	2,228,913	2,213,310

Berlin Packaging LLC	BTL-B	B3	B-	5.50	3 ML+3.00%	11/07/2025	14,616	14,131
Crown Americas LLC	BTL-B	Baa2	BBB-	2.38	1 ME+2.38%	04/03/2025	EUR 387,082	435,363
Crown Americas LLC	BTL-B	Baa2	BBB-	4.48	1 ML+2.00%	04/03/2025	279,048	279,527
Flex Acquisition Co., Inc.	1st Lien	B1	B	5.49	1 ML+3.00%	12/29/2023	3,875	3,749
Flex Acquisition Co., Inc.	1st Lien	B1	B	5.63	3 ML+3.00%	12/29/2023	1,519,000	1,469,633
Flex Acquisition Co., Inc.	BTL	B1	B	5.74	1 ML+3.25%	06/29/2025	1,250	1,210
Flex Acquisition Co., Inc.	BTL	B1	B	5.88	3 ML+3.25%	06/29/2025	496,250	480,476
ProAmpac PG Borrower LLC	1st Lien	B3	B	5.99	1 ML+3.50%	11/18/2023	377,117	363,211
ProAmpac PG Borrower LLC	1st Lien	B3	B	6.19-6.26	3 ML+3.50%	11/18/2023	657,403	633,161
ProAmpac PG Borrower LLC	2nd Lien	Caa2	CCC+	11.19	3 ML+8.50%	11/18/2024	385,000	373,450
Reynolds Group Holdings, Inc.	BTL	B1	B+	5.25	1 ML+2.75%	02/05/2023	2,073,080	2,046,056

								8,904,314

Diversified Consumer Services-0.4%

Belron Finance US LLC	BTL-B	Ba3	BB	5.19	3 ML+2.50%	11/13/2025	598,500	591,767
Weight Watchers International, Inc.	BTL-B	Ba2	BB-	7.56	3 ML+4.75%	11/29/2024	510,938	484,113

								1,075,880

Diversified Financial Services-2.4%

EVO Payments International LLC	1st Lien	B2	B	5.75	1 ML+3.25%	12/22/2023	1,794,012	1,789,527
Financial & Risk US Holdings, Inc.(13)	BTL-B	B2	B	4.00	6 ME+4.00%	10/01/2025	EUR 99,750	111,172
Financial & Risk US Holdings, Inc.	BTL-B	B2	B	6.25	1 ML+3.75%	10/01/2025	568,575	551,162
Millennium Trust Company, LLC	BTL-B	B2	B	TBD		02/26/2026	425,000	418,361
NAB Holdings LLC	BTL	B2	B	5.60	3 ML+3.00%	07/01/2024	738,787	714,777
Nets Holding AS(13)	BTL-B	B1	B	3.00	3 ME+3.00%	02/06/2025	EUR 798,159	881,106
Trans Union LLC	BTL-A2	Ba2	BB+	4.50	1 ML+2.00%	06/19/2025	734,450	724,122
Vantiv LLC	BTL-B4	Ba2	BBB-	4.16	1 WL+1.75%	08/09/2024	281,837	281,000
Vantiv LLC	BTL-B4	Ba2	BBB-	4.23	1 ML+1.75%	08/09/2024	534,293	532,707

								6,003,934

Diversified Telecommunication Services-2.4%

Centurylink Escrow LLC	BTL-B	Ba3	BBB-	5.25	1 ML+2.75%	01/31/2025	748,106	731,274
MTN Infrastructure TopCo, Inc.	BTL-B	B2	B	5.50	1 ML+3.00%	11/15/2024	1,479,550	1,464,755
Numericable Group SA	BTL-B12	B2	B	6.17	1 ML+3.69%	01/31/2026	1,490,424	1,401,744
Telenet Bidco NV	BTL-AN	Ba3	BB-	4.73	1 ML+2.25%	08/15/2026	1,020,000	997,900
Zacapa SARL	BTL	B2	B-	7.60	3 ML+5.00%	07/02/2025	532,325	531,327
Zayo Group LLC	BTL	Ba2	BB	4.75	1 ML+2.25%	01/19/2024	906,388	899,930

								6,026,930

Electric Utilities-0.2%

Pike Corp.	BTL-B	B2	B	6.00	1 ML+3.50%	03/23/2025	440,187	439,967

Entertainment-1.5%

Crown Finance US, Inc.(13)	BTL	B1	BB-	2.63	1 ME+2.63%	02/28/2025	EUR 415,800	460,107
Crown Finance US, Inc.	BTL	B1	BB-	5.00	1 ML+2.50%	02/28/2025	968,509	944,539
Delta 2 (Lux) SARL	BTL-B	B2	B+	5.00	1 ML+2.50%	02/01/2024	2,000,951	1,915,910
NAI Entertainment Holdings LLC	BTL-B	B1	BB	5.00	1 ML+2.50%	05/08/2025	477,600	470,436

								3,790,992

Electronic Equipment, Instruments & Components-1.0%

Avantor, Inc.	1st Lien	B2	B	6.25	3 ML+3.75%	11/21/2024	469,511	470,293
Immucor, Inc.	BTL-B3	B2	B-	7.60	3 ML+5.00%	06/15/2021	978,988	976,540
Lifescan Global Corporation	BTL-B	B2	B+	8.80	3 ML+6.00%	10/01/2024	736,875	706,786
Resideo Funding, Inc.	BTL-B	Ba2	BBB-	4.61	3 ML+2.00%	10/24/2025	304,238	302,716

								2,456,335

Energy Equipment & Services-0.5%

Paragon Offshore, Ltd.(5)†	Escrow Holding	NR	NR	6.00		07/18/2021	4,516	0
Philadelphia Energy Solutions LLC(7)	BTL-C	B2	B-	10.29	3 ML+0.50%	12/31/2022	753,126	579,907
Seadrill Partners Finco LLC	BTL-B	Caa2	CCC+	8.61	3 ML+6.00%	02/21/2021	884,702	735,778

								1,315,685

Food & Staples Retailing-0.6%

SF CC Intermediate Holdings, Inc.	BTL	Caa1	B	6.13	3 ML+3.50%	11/15/2022	575,000	546,250
U.S. Foods, Inc.	BTL-B	Ba3	BBB-	4.50	1 ML+2.00%	06/27/2023	982,483	967,255

								1,513,505

Food Products-1.7%

CHG PPC Parent LLC	BTL-B	B2	B	TBD		03/30/2025	EUR 195,000	220,108
CHG PPC Parent LLC	BTL-B	B2	B	5.25	1 ML+2.75%	03/31/2025	426,775	419,306
Hearthside Food Solutions LLC	BTL-B	B2	B-	6.19	1 ML+3.69%	05/23/2025	496,250	481,362
Hostess Brands LLC	BTL-B	B1	BB-	4.75	1 ML+2.25%	08/03/2022	633,170	613,780
Hostess Brands LLC	BTL-B	B1	BB-	4.99	3 ML+2.25%	08/03/2022	929,926	901,447
Pinnacle Operating Corp.(12)	BTL	Caa2	NR	9.75	1 ML+5.50%	11/15/2021	761,061	608,848
Post Holdings, Inc.	BTL	Ba1	BB	4.49	1 ML+2.00%	05/24/2024	1,036,570	1,026,722

								4,271,573

Health Care Equipment & Supplies-1.1%

Agiliti Health, Inc.	BTL-B	B1	B	5.50	1 ML+3.00%	01/04/2026	465,000	463,256
Kinetic Concepts, Inc.	BTL-B	B1	B	5.85	3 ML+3.25%	02/02/2024	825,300	818,766
Ortho Clinical Diagnostics SA	BTL-B	B1	B-	5.75	1 ML+3.25%	06/30/2025	451,455	434,337
Sotera Health Holdings, LLC	BTL-B	B1	B	5.50	1 ML+3.00%	05/15/2022	1,094,082	1,070,833

								2,787,192

Health Care Providers & Services-5.8%

Air Medical Group Holdings, Inc.	BTL-B1	B1	B	5.74	1 ML+3.25%	04/28/2022	246,090	230,894
Catalent Pharma Solutions, Inc.	BTL-B	Ba2	BB	4.75	1 ML+2.25%	05/20/2024	716,470	712,376
Change Healthcare Holdings, Inc.	BTL-B	B1	B+	5.25	1 ML+2.75%	03/01/2024	1,193,846	1,176,535

Dental Corp. Perfect Smile ULC(5)	1st Lien	B2	B-	6.25	1 ML+3.75%	06/06/2025	488,769	475,939
Dental Corp. Perfect Smile ULC	1st Lien	B2	B-	6.25	1 ML+3.75%	06/06/2025	493,580	480,624
Dental Corp. Perfect Smile ULC(6)	Delayed Draw	B2	B-	3.75		06/06/2025	32,922	32,058
Dental Corp. Perfect Smile ULC	1st Lien	B2	B-	6.25	1 ML+3.75%	06/06/2025	90,923	88,536
DuPage Medical Group, Ltd.	1st Lien	B1	B	5.25	1 ML+2.75%	08/15/2024	914,416	878,982
DuPage Medical Group, Ltd.	2nd Lien	Caa1	CCC+	9.49	1 ML+7.00%	08/15/2025	748,968	726,499
Envision Healthcare Corp.	1st Lien	B1	B+	6.25	1 ML+3.75%	10/10/2025	2,059,837	1,922,945
Gentiva Health Services, Inc.	BTL-B	B1	B	6.25	1 ML+3.75%	07/02/2025	787,842	785,380
Gentiva Health Services, Inc.	BTL-B2	Caa1	CCC+	9.50	1 ML+7.00%	07/02/2026	145,000	147,900
Healogics, Inc.	1st Lien	B3	B-	6.85	3 ML+4.25%	07/01/2021	965,220	830,089
MPH Acquisition Holdings LLC	BTL-B	B1	B+	5.35	3 ML+2.75%	06/07/2023	1,761,068	1,702,072
NVA Holdings, Inc.	BTL-B3	B2	B	5.25	1 ML+2.75%	02/02/2025	705,479	680,787
One Call Corporation	BTL-B1	B3	CCC	7.73	1 ML+5.25%	11/25/2022	266,661	225,996
Pharmaceutical Product Development, Inc.	BTL-B	Ba3	B	5.00	1 ML+2.50%	08/18/2022	1,492,267	1,475,803
Sound Inpatient Physicians	1st Lien	Ba3	B	5.25	1 ML+2.75%	06/27/2025	471,438	463,777
Sound Inpatient Physicians	2nd Lien	B3	CCC+	9.25	1 ML+6.75%	06/26/2026	205,000	203,975
Surgery Center Holdings, Inc.	1st Lien	B1	B-	5.75	1 ML+3.25%	09/02/2024	795,462	781,542
U.S. Renal Care, Inc.	BTL-B	B2	B	6.85	3 ML+4.25%	12/30/2022	617,773	616,074

								14,638,783

Hotels, Restaurants & Leisure-7.5%
8th Avenue Food & Provisions, Inc.	1st Lien	B2	B	6.24	1 ML+3.75%	10/01/2025	423,937	424,202
8th Avenue Food & Provisions, Inc.	2nd Lien	Caa1	CCC+	10.24	1 ML+7.75%	10/01/2026	270,000	268,987
Aramark Services, Inc.	BTL-B3	Ba1	BBB-	4.25	1 ML+1.75%	03/11/2025	596,904	591,681
Boyd Gaming Corp.	BTL-B3	Ba3	BB	4.66	1 WL+2.25%	09/15/2023	936,341	923,701
Caesars Entertainment Operating Co., Inc.	BTL-B	Ba3	BB	4.50	1 ML+2.00%	10/06/2024	2,118,187	2,063,468
Caesars Resort Collection LLC	BTL-B	Ba3	BB	5.25	1 ML+2.75%	12/22/2024	2,910,644	2,874,782
CityCenter Holdings LLC	BTL-B	B1	BB-	4.75	1 ML+2.25%	04/18/2024	1,487,206	1,454,983
Eldorado Resorts LLC	BTL-B	Ba1	BB	4.88	2 ML+2.25%	04/17/2024	1,385,638	1,368,317
Four Seasons Holdings, Inc.	1st Lien	Ba3	BB+	4.50	1 ML+2.00%	11/30/2023	606,050	600,596
Golden Entertainment, Inc.	1st Lien	B1	B+	5.50	1 ML+3.00%	10/21/2024	1,950,313	1,930,809
Golden Entertainment, Inc.	2nd Lien	Caa1	CCC+	9.50	1 ML+7.00%	10/20/2025	1,075,000	1,053,500
Hilton Worldwide Finance LLC	BTL-B2	Baa3	BBB-	4.24	1 ML+1.75%	10/25/2023	591,190	588,867
IRB Holding Corp.	BTL-B	B2	B	5.74	1 ML+3.25%	02/05/2025	383,065	373,129
Lindblad Expeditons, Inc.	BTL	B1	BB	6.00	1 ML+3.50%	03/27/2025	1,548,300	1,545,397
Lindblad Expeditons, Inc.	CTL	B1	BB	6.00	1 ML+3.50%	03/27/2025	387,075	386,349
Penn National Gaming, Inc.	BTL-B	Ba2	BB	4.75	1 ML+2.25%	10/15/2025	703,238	694,008
Scientific Games International, Inc.	BTL-B5	Ba3	B+	5.25	1 ML+2.75%	08/14/2024	111,902	108,644
Scientific Games International, Inc.	BTL-B5	Ba3	B+	5.33	2 ML+2.75%	08/14/2024	466,184	452,615
Station Casinos, Inc.	BTL-B	Ba3	BB-	5.00	1 ML+2.50%	06/08/2023	686,281	678,131
Wynn Resorts, Ltd.	BTL-B	Ba3	BB-	TBD		10/30/2024	433,913	423,788

								18,805,954

Household Durables-0.3%

Installed Building Products, Inc.	BTL-B2	B1	BB	4.99	1 ML+2.50%	04/15/2025	679,660	657,571

Household Products-0.7%

Diamond (BC) BV(13)	BTL	B1	B	3.25	3 ME+3.25%	09/06/2024	EUR 207,375	227,331
Diamond (BC) BV	BTL	B1	B	5.74	3 ML+3.00%	09/06/2024	903,563	861,773
Energizer Holdings, Inc.	BTL-B	Ba1	BB+	4.73		12/17/2025	305,000	301,950
Prestige Brands, Inc.	BTL-B4	Ba3	BB	4.50	1 ML+2.00%	01/26/2024	249,725	246,993

								1,638,047

Industrial Conglomerates-0.3%

Ameriforge Group, Inc.	BTL	NR	NR	9.60	3 ML+7.00%	06/08/2022	106,177	105,646
UTEX Industries, Inc.	1st Lien	B3	CCC+	6.50	1 ML+4.00%	05/22/2021	679,553	650,672

								756,318

Insurance-3.7%

Asurion LLC	BTL-B4	Ba3	B+	5.50	1 ML+3.00%	08/04/2022	847,710	842,412
Asurion LLC	BTL-B6	Ba3	B+	5.50	1 ML+3.00%	11/03/2023	842,374	836,583
Asurion LLC	2nd Lien	B3	B-	9.00	1 ML+6.50%	08/04/2025	1,480,000	1,497,575
Asurion LLC	BTL-B7	Ba3	B+	5.50	1 ML+3.00%	11/03/2024	1,012,350	1,004,757
Compass Investments, Inc.	BTL-B	B2	B	5.60	3 ML+3.00%	05/16/2024	2,138,242	2,063,403
Genworth Financial, Inc.	BTL	Ba3	B+	6.98	3 ML+4.50%	03/07/2023	367,225	367,225
Hub International, Ltd.	BTL-B	B2	B	5.51	3 ML+2.75%	04/25/2025	977,613	943,193
Sedgwick Claims Management Services, Inc.	BTL-B	B2	B	5.75		12/31/2025	1,725,675	1,687,386

								9,242,534

Internet & Direct Marketing Retail-0.9%

Acosta, Inc.	BTL	Caa2	CCC	5.75	1 ML+3.25%	09/26/2021	799,964	358,650
Lands’ End, Inc.	BTL-B	B3	B-	5.75	1 ML+3.25%	04/04/2021	912,032	870,990
Rodan & Fields, LLC	BTL-B	B1	BB	6.48	1 ML+4.00%	06/06/2025	560,763	485,060
Shutterfly, Inc.	BTL-B2	Ba3	BB-	5.25	1 ML+2.75%	08/17/2024	563,025	552,938

								2,267,638

IT Services-6.0%

Blackhawk Network Holdings, Inc.	1st Lien	B1	B	5.50	1 ML+3.00%	06/15/2025	1,845,826	1,809,832
Carbonite, Inc.	BTL-B	B1	B	TBD		03/26/2026	500,000	495,937
CCC Information Services, Inc.	1st Lien	B2	B	5.50	1 ML+3.00%	04/26/2024	648,450	636,494
EVERTEC Group LLC	BTL-B	B2	B+	6.00	1 ML+3.50%	11/27/2024	1,221,938	1,218,883
First Data Corp.	BTL	Ba2	BB	4.49	1 ML+2.00%	04/26/2024	2,681,026	2,672,312
First Data Corp.	BTL	Ba2	BB	4.49	1 ML+2.00%	07/08/2022	1,010,950	1,008,265
Global Payments, Inc.	BTL-B3	Ba2	BBB-	4.25	1 ML+1.75%	04/21/2023	943,954	933,098
Go Daddy Operating Co. LLC	BTL-B1	Ba2	BB-	4.75	1 ML+2.25%	02/15/2024	981,426	974,270
Tempo Acquisition LLC	BTL-B	B1	B	5.50	1 ML+3.00%	05/01/2024	999,564	989,257
Web.com Group, Inc.	1st Lien	B2	B+	6.24	1 ML+3.75%	10/10/2025	463,425	456,184
Web.com Group, Inc.	BTL-B2	Caa2	CCC+	10.24	1 ML+7.75%	10/11/2026	674,205	662,406

WEX, Inc.	BTL-B2	Ba3	BB-	4.75	1 ML+2.25%	06/30/2023	1,580,606	1,564,010
Xerox Business Services LLC	BTL-B	Ba3	BBB-	5.00	1 ML+2.50%	12/07/2023	1,739,950	1,724,725

								15,145,673

Leisure Products-0.5%

Hayward Industries, Inc.	1st Lien	B3	B	6.00	1 ML+3.50%	08/05/2024	399,920	391,672
SRAM LLC	BTL-B	B1	B+	5.31-5.33	2 ML+2.75%	03/15/2024	970,667	964,601
SRAM LLC	BTL-B	B1	B+	7.25	USFRBPLR+1.75%	03/15/2024	21,571	21,436

								1,377,709

Life Sciences Tools & Services-0.5%

PAREXEL International Corp.	BTL-B	B1	B	5.25	1 ML+2.75%	09/27/2024	645,175	620,497
Syneos Health, Inc.	BTL-B	Ba3	BB	4.50	1 ML+2.00%	08/01/2024	706,735	699,920

								1,320,417

Machinery-4.7%

AI Alpine US Bidco, Inc.	BTL-B	B2	B	5.99	3 ML+3.25%	10/31/2025	390,000	381,225
Altra Industrial Motion Corp.	BTL-B	Ba2	BB-	4.50	1 ML+2.00%	10/01/2025	988,489	970,778
Brookfield WEC Holdings, Inc.	1st Lien	B2	B	6.25	1 ML+3.75%	08/01/2025	957,600	955,445
CIRCOR International, Inc.	1st Lien	B1	B+	5.99	1 ML+3.50%	12/11/2024	957,297	932,168
Columbus McKinnon Corp.	BTL-B	Ba2	BB-	5.10	3 ML+2.50%	01/31/2024	847,667	844,489
Crosby US Acquisition Corp.	1st Lien	Caa1	B-	5.49	1 ML+3.00%	11/23/2020	1,000,484	973,804
Gardner Denver, Inc.(13)	BTL-B	Ba3	BB+	3.00	1 ME+3.00%	07/30/2024	EUR 1,035,235	1,158,953
Gardner Denver, Inc.	BTL-B	Ba3	BB+	5.25	1 ML+2.75%	07/30/2024	944,905	942,690
Manitowoc Foodservice, Inc.	BTL-B	B1	BB-	TBD		10/23/2025	120,000	117,150
Navistar International Corp.	BTL-B	Ba3	BB-	6.00	1 ML+3.50%	11/06/2024	925,650	920,636
NN, Inc.	BTL	B2	B	5.75	1 ML+3.25%	04/02/2021	1,197,039	1,162,624
Pro Mach Group, Inc.	BTL-B	B2	B-	5.24	1 ML+2.75%	03/07/2025	742,500	715,584
Utility One Source LP	BTL-B	B2	B	7.99-8.00	1 ML+5.50%	04/18/2023	713,802	713,802
WireCo WorldGroup, Inc.	1st Lien	B3	B+	7.50	1 ML+5.00%	09/30/2023	609,375	607,471
Zodiac Pool Solutions LLC	BTL	Ba3	BB	4.75	1 ML+2.25%	07/02/2025	436,700	428,621

								11,825,440

Media-5.2%

Advantage Sales & Marketing LLC	1st Lien	B1	B	5.75	1 ML+3.25%	07/23/2021	684,113	579,358
Advantage Sales & Marketing LLC	2nd Lien	Caa1	CCC+	9.00	1 ML+6.50%	07/25/2022	1,000,000	726,667
Altice Financing SA	1st Lien	B2	B+	5.24	1 ML+2.75%	01/31/2026	1,273,875	1,214,958
Charter Communications Operating LLC	BTL-B	Ba1	BBB-	4.50	1 ML+2.00%	04/30/2025	655,630	650,596
CSC Holdings, Inc.	BTL-B	Ba3	BB	4.73	1 ML+2.25%	07/17/2025	501,689	486,889
CSC Holdings, Inc.	BTL-B	Ba3	BB	4.98	1 ML+2.50%	01/25/2026	694,750	678,250
Gray Television, Inc.	BTL-C	Ba2	BB	4.98	1 ML+2.50%	01/02/2026	1,740,638	1,720,329
Houghton Mifflin Harcourt Publishing Company	BTL-B	Caa2	B	5.50	1 ML+3.00%	05/31/2021	920,928	870,277
ION Media Networks, Inc.	BTL-B3	B1	BB-	5.25	1 ML+2.75%	12/18/2020	2,251,045	2,239,790
NEP Group, Inc.	1st Lien	B1	B+	5.75	1 ML+3.25%	10/20/2025	199,500	197,505

NEP Group, Inc.	2nd Lien	Caa1	CCC+	9.50	1 ML+7.00%	10/19/2026	595,000	584,587
Unitymedia Hessen GmbH & Co. KG	BTL-B	Ba3	BB-	4.73	1 ML+2.25%	09/30/2025	1,000,000	988,393
Univision Communications, Inc.	BTL-C5	B2	B	5.25	1 ML+2.75%	03/15/2024	727,380	684,257
UPC Financing Partnership	BTL-AR	Ba3	BB	4.98	1 ML+2.50%	01/15/2026	416,456	414,420
Virgin Media Bristol LLC	BTL-K	Ba3	BB-	4.98	1 ML+2.50%	01/15/2026	500,000	493,929
Ziggo Secured Finance Partnership	BTL-E	B1	B+	4.98	1 ML+2.50%	04/15/2025	500,000	486,406

								13,016,611

Metals & Mining-0.6%

American Rock Salt Co. LLC	1st Lien	B3	B	6.25	1 ML+3.75%	03/21/2025	1,485,765	1,477,408

Multiline Retail-0.2%

Neiman Marcus Group Ltd. LLC	BTL	Caa2	CC	5.73	1 ML+3.25%	10/25/2020	661,611	613,093

Oil, Gas & Consumable Fuels-3.2%

Ascent Resources Marcellus LLC	1st Lien	NR	NR	8.99	1 ML+6.50%	03/30/2023	260,833	260,399
BCP Raptor LLC	BTL-B	B3	B	6.88	3 ML+4.25%	06/24/2024	591,614	554,269
BCP Renaissance Parent LLC	BTL-B	B1	B+	6.24	3 ML+3.50%	10/31/2024	997,462	992,297
California Resources Corp.	1st Lien	B2	B	7.25	1 ML+4.75%	12/31/2022	395,000	387,100
California Resources Corp.	2nd Lien	Caa1	B	12.87	1 ML+10.38%	12/31/2021	500,000	526,250
Foresight Energy LLC	1st Lien	B2	B	8.38	3 ML+5.75%	03/28/2022	1,883,085	1,838,362
Medallion Midland Acquisition LLC	1st Lien	B2	B+	5.75	1 ML+3.25%	10/30/2024	469,063	456,163
Peabody Energy Corp.	BTL	Ba3	BB	5.25	1 ML+2.75%	03/31/2025	490,348	485,445
Power Buyer LLC	1st Lien	B3	B	5.85	3 ML+3.25%	03/06/2025	1,257,203	1,197,486
Power Buyer LLC	2nd Lien	Caa2	CCC+	9.85	3 ML+7.25%	03/06/2026	585,000	561,600
Traverse Midstream Partners LLC	BTL-B	B2	B+	6.50	1 ML+4.00%	09/27/2024	845,750	843,636

								8,103,007

Personal Products-0.9%

Coty, Inc.(13)	BTL-B	Ba3	BB	2.50	1 ME+2.50%	04/07/2025	EUR 818,812	899,215
Coty, Inc.	BTL-B	Ba3	BB	4.74	1 ML+2.25%	04/07/2025	566,751	543,373
Revlon Consumer Products Corp.	BTL-B	B3	CCC+	6.10-6.13	3 ML+3.50%	09/07/2023	1,072,500	773,272

								2,215,860

Pharmaceuticals-1.5%

Endo Luxembourg Finance Co. I SARL	BTL-B	Ba3	B+	6.75	1 ML+4.25%	04/29/2024	1,092,950	1,072,458
Valeant Pharmaceuticals International, Inc.	BTL-B	Ba2	BB-	5.23	1 ML+2.75%	11/27/2025	1,496,250	1,477,921
Valeant Pharmaceuticals International, Inc.	BTL-B	Ba2	BB-	5.48	1 ML+3.00%	06/02/2025	1,186,363	1,177,050

								3,727,429

Professional Services-1.2%

AlixPartners LLP	BTL-B	B2	B+	5.25	1 ML+2.75%	04/04/2024	1,680,700	1,669,145
Dun & Bradstreet Corporation	BTL	B2	B-	7.49	1 ML+5.00%	02/08/2026	845,000	836,198
Team Health Holdings, Inc.	1st Lien	B2	B	5.25	1 ML+2.75%	02/06/2024	489,374	433,503

								2,938,846

Real Estate Investment Trusts-0.9%

MGM Growth Properties Operating Partnership LP	BTL-B	Ba3	BB+	4.50	1 ML+2.00%	03/21/2025	773,226	760,822
VICI Properties 1 LLC	BTL	Ba3	BBB-	4.49	1 ML+2.00%	12/20/2024	1,453,864	1,429,148

								2,189,970

Road & Rail-0.9%

Fly Funding II SARL	BTL-B	Ba2	BB+	4.70	3 ML+2.00%	02/09/2023	1,114,621	1,096,509
Savage Enterprises LLC	BTL-B	B1	B+	6.99	1 ML+4.50%	08/01/2025	1,011,802	1,012,118

								2,108,627

Semiconductors & Semiconductor Equipment-0.8%

Cabot Microelectronics Corp.	BTL-B	Ba2	BB+	4.75	1 ML+2.25%	11/14/2025	501,504	499,624
Entegris, Inc.	BTL-B	Baa3	BBB-	4.50	1 ML+2.00%	11/01/2025	997,500	997,500
Microchip Technology, Inc.	BTL-B	Baa3	BB+	4.50	1 ML+2.00%	05/29/2025	624,849	616,452

								2,113,576

Software-5.4%

Almonde, Inc.	1st Lien	B2	B-	6.10	3 ML+3.50%	06/13/2024	1,174,738	1,129,951
Almonde, Inc.	2nd Lien	Caa2	CCC	9.85	3 ML+7.25%	06/13/2025	230,000	220,915
Ascend Learning LLC	BTL-B	Ba3	B	5.50	1 ML+3.00%	07/12/2024	501,484	491,141
Ceridian HCM Holding, Inc.	BTL-B	B2	B	5.74	1 ML+3.25%	04/30/2025	1,084,764	1,079,792
Compuware Corp.	BTL-B	B1	B	6.00	1 ML+3.50%	08/23/2025	194,512	194,026
Epicore Software Co.	1st Lien	B2	B-	5.75	1 ML+3.25%	06/01/2022	1,101,782	1,087,550
Evergreen Skills Lux S.a.r.l.	1st Lien	B3	CCC+	7.24	1 ML+4.75%	04/28/2021	547,135	456,858
Hyland Software, Inc.	1st Lien	B1	B-	6.00	1 ML+3.50%	07/01/2024	974,703	972,570
Hyland Software, Inc.	2nd Lien	Caa1	CCC	9.50	1 ML+7.00%	07/07/2025	535,000	533,328
IQVIA, Inc.	BTL-B	Ba1	BBB-	2.50	3 ME+2.00%	06/11/2025	EUR 1,176,113	1,315,800
Infor US, Inc.	BTL-B6	B1	B	5.25	1 ML+2.75%	02/01/2022	679,767	675,943
MA FinanceCo. LLC	BTL-B3	B1	BB-	5.00	1 ML+2.50%	06/21/2024	127,688	123,858
Quest Software US Holdings, Inc.	1st Lien	B2	B+	6.99	3 ML+4.25%	05/18/2025	1,087,275	1,070,966
RP Crown Parent LLC	BTL-B	B1	B	5.24	1 ML+2.75%	10/12/2023	869,975	856,925
Seattle Spinco, Inc.	BTL-B3	B1	BB-	5.00	1 ML+2.50%	06/21/2024	862,312	836,442
SS&C Technologies, Inc.	BTL-B3	Ba2	BB+	4.75	1 ML+2.25%	04/16/2025	594,428	588,732
SS&C Technologies, Inc.	BTL-B4	Ba2	BB+	4.75	1 ML+2.25%	04/16/2025	427,392	423,297
SS&C Technologies, Inc.	BTL-B5	Ba2	BB+	4.75	1 ML+2.25%	04/16/2025	1,372,988	1,358,972

								13,417,066

Specialty Retail-2.0%

At Home Holding III, Inc.	BTL	B2	B+	6.24	3 ML+3.50%	06/03/2022	676,731	661,505
Bass Pro Group LLC	BTL-B	B1	B+	7.50	1 ML+5.00%	09/25/2024	1,494,341	1,459,784
Foundation Building Materials Holding Co. LLC	BTL-B	B3	B+	5.50	1 ML+3.00%	08/13/2025	498,750	485,658
J. Crew Group, Inc.	BTL-B	Caa2	CCC-	5.60	3 ML+3.00%	03/05/2021	582,883	396,652

J. Crew Group, Inc.	BTL-B	Caa2	CCC-	5.74	1 ML+3.00%	03/05/2021	134,090	91,248
PetSmart, Inc.	BTL-B2	B3	CCC	5.49	1 ML+3.00%	03/11/2022	1,051,591	942,050
Staples, Inc.	BTL-B	B1	B+	6.49	1 ML+4.00%	09/12/2024	1,109,125	1,100,212

								5,137,109

Textiles, Apparel & Luxury Goods-0.8%

ASP Unifrax Holdings, Inc.	BTL-B1	B3	B-	6.35	3 ML+3.75%	12/12/2025	1,860,337	1,774,297
ASP Unifrax Holdings, Inc.	BTL-B2	Caa2	CCC+	11.09	3 ML+8.50%	12/14/2026	375,000	354,375

								2,128,672

Trading Companies & Distributors-1.5%

ABC Supply Co., Inc.	BTL-B	B1	BB+	4.50	1 ML+2.00%	10/31/2023	990,264	961,441
Beacon Roofing Supply, Inc.	BTL-B	B1	BB+	4.75	1 ML+2.25%	01/02/2025	445,500	432,878
HD Supply, Inc.	BTL-B5	Ba2	BBB-	4.24	1 ML+1.75%	10/17/2023	1,071,094	1,057,371
HD Supply Waterworks, Ltd.	BTL-B	B2	B+	5.63	3 ML+3.00%	08/01/2024	316,000	313,235
Univar, Inc.	BTL-B	Ba3	BB+	TBD		07/01/2024	435,000	432,416
Univar USA, Inc.	BTL-B3	Ba3	BB+	4.75	1 ML+2.25%	07/01/2024	571,423	564,281

								3,761,622

Transportation Infrastructure-0.4%

DAE Aviation Holdings, Inc.	BTL	B2	NR	TBD		04/06/2026	CAD 368,053	367,922
Dynasty Acquisition Co., Inc.	BTL-B	B2	NR	TBD		04/06/2026	684,579	684,334

								1,052,256

Wireless Telecommunication Services-1.1%

Sprint Communications, Inc.	BTL-B	Ba2	BB-	5.00	1 ML+2.50%	02/02/2024	2,208,731	2,136,946
Sprint Communications, Inc.	BTL-B	Ba2	BB-	TBD		02/02/2024	613,463	599,659

								2,736,605

Total Loans (cost $226,289,494)								220,343,112

U.S. CORPORATE BONDS & NOTES-4.4%
Construction & Engineering-0.4%

Brand Energy & Infrastructure Services, Inc.*	Senior Notes	Caa2	CCC+	8.50		07/15/2025	1,000,000	897,500

Consumer Finance-0.3%

Navient Corp.	Senior Notes	Ba3	B+	6.50		06/15/2022	300,000	312,656
Springleaf Finance Corp.	Company Guar. Notes	Ba3	BB-	6.13		05/15/2022	500,000	517,500

								830,156

Containers & Packaging-0.5%

Reynolds Group Issuer, Inc. FRS*	Senior Sec. Notes	B1	B+	6.29	3 ML+3.50%	07/15/2021	1,245,000	1,249,669

Food Products-0.1%

Darling Ingredients, Inc.*	Senior Notes	Ba3	BB+	5.25		04/15/2027	130,000	131,706

Insurance-0.5%

Acrisure LLC / Acrisure Finance, Inc.*	Senior Sec. Notes	B2	B	8.13		02/15/2024	670,000	694,227
USIS Merger Sub, Inc.*	Senior Notes	Caa2	CCC+	6.88		05/01/2025	500,000	485,625

								1,179,852

Multi Utilities-0.0%

Texas Competitive Electric Holdings Co. LLC*	Escrow Notes	NR	NR	6.25		10/01/2020	4,174,956	16,700

Oil, Gas & Consumable Fuels-1.2%

Chesapeake Energy Corp.	Company Guar. Notes	B2	B+	7.00		10/01/2024	1,250,000	1,246,875
Foresight Energy/Finance*	Sec. Notes	Caa2	CCC	11.50		04/01/2023	715,000	581,831
Jagged Peak Energy LLC	Company Guar. Notes	B3	B	5.88		05/01/2026	500,000	495,775
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.*	Company Guar. Notes	Caa1	B-	8.75		04/15/2023	1,000,000	795,000

								3,119,481

Personal Products-0.1%

Revlon Consumer Products Corp.	Company Guar. Notes	Caa3	CCC	6.25		08/01/2024	505,000	261,338

Software-0.7%

SS&C Technologies, Inc.*	Company Guar. Notes	B2	B+	5.50		09/30/2027	1,780,000	1,797,800

Specialty Retail-0.4%

PetSmart, Inc.*	Senior Sec. Notes	B3	CCC	5.88		06/01/2025	250,000	209,375
Staples, Inc.*	Company Guar. Notes	B3	B-	8.50		09/15/2025	650,000	709,313

								918,688

Trading Companies & Distributors-0.2%

Beacon Roofing Supply, Inc.*	Company Guar. Notes	B3	B+	4.88		11/01/2025	500,000	472,500

Total U.S. Corporate Bonds & Notes (cost $11,478,706)								10,875,390

FOREIGN CORPORATE BONDS & NOTES-1.7%
Auto Components-0.4%

Panther BF Aggregator 2 LP*	Senior Sec. Notes	Ba3	B+	4.38		05/15/2026	EUR 405,000	462,764
Panther BF Aggregator 2 LP*	Company Guar. Notes	B3	B	8.50		05/15/2027	560,000	561,400

								1,024,164

Containers & Packaging-0.3%

Ardagh Packaging Finance PLC*	Company Guar. Notes	B3	B	7.25		05/15/2024	685,000	721,613

Hotels, Restaurants & Leisure-0.1%

LHMC Finco Sarl FRS*(13)	Senior Sec. Notes	B2	B+	5.75	3 ME+5.75%	12/20/2023	EUR 320,000	366,972

Metals & Mining-0.3%

Costellium NV*	Company Guar. Notes	B2	B-	6.63	03/01/2025	655,000	668,100

Pharmaceuticals-0.6%

Endo, Ltd./Endo Finance LLC*	Company Guar. Notes	Caa1	CCC+	6.00	07/15/2023	560,000	431,200
Valeant Pharmaceuticals*	Senior Sec. Notes	Ba2	BB-	7.00	03/15/2024	630,000	666,540
Valeant Pharmaceuticals*	Company Guar. Notes	B3	B-	9.00	12/15/2025	385,000	418,225

							1,515,965

Total Foreign Corporate Bonds & Notes (cost $4,295,512)							4,296,814

COMMON STOCKS-0.6%
Energy Equipment & Services-0.0%

Paragon Offshore, Litigation Trust, Class A†(8)						1,242	1,010
Paragon Offshore, Litigation Trust, Class B†(8)						621	22,201

							23,211

Industrial Conglomerates-0.3%

AFG Holdings, Inc.†(8)						14,309	815,613

Oil, Gas & Consumable Fuels-0.3%

Ascent Resources Marcellus LLC, Class A†(5)(8)						187,384	524,675
Philadelphia Energy Solutions LLC, Class A†(8)						35,161	114,273
TE Holdcorp LLC, Class A†(5)(8)						44,278	0

							638,948

Total Common Stocks (cost $3,313,313)							1,477,772

PREFERRED SECURITIES/CAPITAL SECURITIES-0.3%
Banks-0.3%

Banco Bilbao Vizcaya Argentaria SA(9)
(cost $800,000)		Ba2	NR	6.13	11/16/2027	800,000	714,000

WARRANTS-0.0%
Oil, Gas & Consumable Fuels-0.0%

Ascent Resources Marcellus LLC†(5)(8)
Expires 03/30/2023
(strike price $6.15)
(cost $4,625)						48,515	1,455

Total Long-Term Investment Securities (cost $246,181,650)							237,708,543

SHORT-TERM INVESTMENT SECURITIES-3.1%
Registered Investment Companies-3.1%

State Street Institutional Liquid Reserves Fund, Administration Class 2.31%(10)
(cost $7,773,764)	7,772,987	7,773,764

REPURCHASE AGREEMENTS-4.8%

Bank of America Securities LLC Joint Repurchase Agreement(11)	2,765,000	2,765,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	1,370,000	1,370,000
BNP Paribas SA Joint Repurchase Agreement(11)	2,470,000	2,470,000
Deutsche Bank AG Joint Repurchase Agreement(11)	2,650,000	2,650,000
RBS Securities, Inc. Joint Repurchase Agreement(11)	2,745,000	2,745,000

Total Repurchase Agreements (cost $12,000,000)		12,000,000

TOTAL INVESTMENTS
(cost $265,955,414)	102.7%	257,482,307
Liabilities in excess of other assets	(2.7)	(6,796,186)

NET ASSETS	100.0%	$250,686,121

BTL	Bank Term Loan
CTL	Cayman Term Loan
CAD	Canadian Dollar
EUR	Euro Currency
NR	Security is not rated.
FRS—Floating Rate Security
The rates shown on FRS are the current interest rates as of March 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.
TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $12,338,060, representing 4.9% of net assets.
**	Denominated in United States Dollars unless otherwise noted.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2019.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 68 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(5)	Security classified as Level 3 (see Note 1).
(6)	All or a portion of this holding is subject to unfunded loan commitments (see Note 3).
(7)	“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 3.30%. The security is also currently paying interest in the form of additional loans at 6.99%.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
AFG Holdings, Inc.	01/22/2013	14,309	$911,111	$815,613	$57.00	0.33%
Ascent Resources Marcellus LLC, Class A	03/30/2018	187,384	567,151	524,675	2.80	0.21
Paragon Offshore Litigation Trust, Class A	07/11/2014	1,242	704	1,010	0.81	0.00
Paragon Offshore Litigation Trust, Class B	10/21/2014	621	10,557	22,201	35.75	0.01
Philadelphia Energy Solutions LLC, Class A	04/04/2018	35,161	185,574	114,273	3.25	0.05
TE Holdcorp LLC, Class A	11/21/2013	44,278	1,638,216	0	0.00	0.00
Warrants
Ascent Resources Marcellus LLC	03/30/2018	48,515	4,625	1,455	0.03	0.00

				$1,479,227		0.60%

(9)	Perpetual maturity—maturity date reflects the next call date.
(10)	The rate shown is the 7-day yield as of March 31, 2019.
(11)	See Note 2 for details of the Joint Repurchase Agreement.
(12)	“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 8.00%. The security is also currently paying interest in the form of additional loans at 1.75%.
(13)	The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.

Index Legend

1 ME—1 Month Euribor

1 ML—1 Month USD LIBOR

1 WL—1 Week USD LIBOR

2 ML—2 Month USD LIBOR

3 ME—3 Month Euribor

3 ML—3 Month USD LIBOR

6 ME—6 Month Euribor

USFRBPLR—US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	EUR	445,000	USD	502,090	04/30/2019	$1,728	$—
	USD	531,426	EUR	471,000	04/30/2019	—	(1,829)

						1,728	(1,829)

JPMorgan Chase Bank N.A.	EUR	9,584,745	USD	10,853,622	04/30/2019	76,435	—

National Australia Bank, Ltd.	EUR	471,000	USD	532,558	04/30/2019	2,960	—

State Street Bank and Trust Co.	EUR	195,000	USD	219,498	04/30/2019	238	—

Net Unrealized Appreciation (Depreciation)						$81,361	$(1,829)

EUR—Euro Currency

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Loans:
Energy Equipment & Services	$—	$1,315,685	$0	$1,315,685
Health Care Providers & Services	—	14,162,844	475,939	14,638,783
Other Industries	—	204,388,644	—	204,388,644
U.S. Corporate Bonds & Notes	—	10,875,390	—	10,875,390
Foreign Corporate Bonds & Notes	—	4,296,814	—	4,296,814
Common Stocks:
Oil, Gas & Consumable Fuels	—	114,273	524,675	638,948
Other Industries	—	838,824	—	838,824
Preferred Securities/Capital Securities	—	714,000	—	714,000
Warrants	—	—	1,455	1,455
Short-Term Investment Securities	7,773,764	—	—	7,773,764
Repurchase Agreements	—	12,000,000	—	12,000,000

Total Investments at Value	$7,773,764	$248,706,474	$1,002,069	$257,482,307

Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$81,361	$—	$81,361

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$1,829	$—	$1,829

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

@	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2019 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of March 31, 2019, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements.

The following tables represent the value of derivatives held as of March 31, 2019, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2019, please refer to the schedule at the end of the Fund’s Portfolio of Investments.

Asset Derivatives	Liability Derivatives
Foreign Exchange Contracts	Foreign Exchange Contracts
Forward Foreign Currency Contracts(1)	Forward Foreign Currency Contracts(1)
$81,361	$1,829

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.

Note 2. Repurchase Agreements

As of March 31, 2019, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	5.53%	$2,765,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 29, 2019, bearing interest at a rate of 2.53% per annum, with a principal amount of $50,000,000, a repurchase price of $50,010,542, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$51,128,000	$51,105,777

As of March 31, 2019, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	5.48%	$1,370,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 29, 2019, bearing interest at a rate of 2.55% per annum, with a principal amount of $25,000,000, a repurchase price of $25,005,313, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	05/15/2045	$24,373,000	$25,619,649

As of March 31, 2019, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	5.49%	$2,470,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 29, 2019, bearing interest at a rate of 2.54% per annum, with a principal amount of $45,000,000, a repurchase price of $45,009,525, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	11/30/2024	$45,957,500	$45,981,398

As of March 31, 2019, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	5.49%	$2,650,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 29, 2019, bearing interest at a rate of 2.54% per annum, with a principal amount of $48,260,000, a repurchase price of $48,270,215, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	08/31/2025	$47,986,000	$49,435,686

As of March 31, 2019, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	5.49%	$2,745,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 29, 2019, bearing interest at a rate of 2.54% per annum, with a principal amount of $50,000,000, a repurchase price of $50,010,583, and a maturity date of April 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	12/15/2021	$50,085,000	$51,027,706

Note 3. Unfunded Loan Commitments

At March 31, 2019, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Dental Corp. Perfect Smile ULC	Delayed Draw	06/06/2025	$32,922	$32,058

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Security and Exchange Commission’s website at www.sec.gov.